Financial Instruments	12 Months Ended
Dec. 31, 2018
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Financial Instruments

NOTE 4. FINANCIAL INSTRUMENTS

Schedule P “Categories of Financial Assets and Liabilities” discloses the measurement categories to which the consolidated balance sheet items and the fair value hierarchies relate.

As of the indicated dates, the Group maintains the following portfolios of financial instruments:

Instruments Portfolio as of 12.31.2018	Fair Value through Profit or Loss	Amortized Cost	Fair Value through OCI
Assets
Argentine Central Bank’s Bills and Notes	70,097,764	—	—
Government Securities	4,699,806	—	—
Private Securities	1,137,593	—	—
Derivative Financial Instruments	1,785,640	—	—
Repo Transactions	—	2,068,076	—
Other Financial Assets	4,303,431	4,744,501	—
Loans and Other Financing	—	282,710,068	—
Other Debt Securities	—	5,312,035	9,112,099
Financial Assets Pledged as Collateral	3,459,712	7,357,780	—
Equity Instruments	161,054	—	—
Liabilities
Deposits	—	360,097,275	—
Liabilities at fair value through profit or loss	2,144,664	—	—
Derivative Financial Instruments	1,835,789	—	—
Repo Transactions	—	1,948,559	—
Other Financial Liabilities	—	63,235,042	—
Loans from the Argentine Central Bank and Other Financial Institutions	—	19,446,028	—
Debt Securities	—	29,983,653	—
Subordinated Debt Securities	—	9,767,874	—

Instruments Portfolio as of 12.31.2017	Fair Value through Profit or Loss	Amortized Cost	Fair Value through OCI
Assets
Argentine Central Bank’s Bills and Notes	26,367,677	—	—
Government Securities	13,923,160	—	—
Private Securities	2,456,960	—	—
Derivative Financial Instruments	775,674	—	—
Repo Transactions	—	14,286,336	—
Other Financial Assets	4,573,809	5,765,447	—
Loans and Other Financing	—	284,354,759	—
Other Debt Securities	—	4,040,087	142,450
Financial Assets Pledged as Collateral	2,249,914	7,096,874	—
Equity Instruments	111,923	—	—
Liabilities
Deposits	—	296,367,356	—
Derivative Financial Instruments	846,331	—	—
Repo Transactions	—	1,670,059	—
Other Financial Liabilities	—	55,350,799	—
Loans from the Argentine Central Bank and Other Financial Institutions	—	11,618,302	—
Debt Securities	—	20,279,165	—
Subordinated Debt Securities	—	7,128,356	—

Instruments Portfolio as of 01.01.17	Fair Value through Profit or Loss	Amortized Cost	Fair Value through OCI
Assets
Argentine Central Bank’s Bills and Notes	16,158,217	—	—
Government Securities	9,659,559	—	—
Private Securities	2,999,968	—	—
Derivative Financial Instruments	229,436	—	—
Other Financial Assets	4,616,737	2,102,844	—
Loans and Other Financing	—	245,703,421	—
Other Debt Securities	—	2,253,595	930,257
Financial Assets Pledged as Collateral	4,205,704	5,889,889	—
Equity Instruments	187,135	—	—
Liabilities
Deposits	—	277,077,562	—
Derivative Financial Instruments	290,384	—	—
Repo Transactions	—	3,030,473	—
Other Financial Liabilities	—	57,094,776	—
Loans from the Argentine Central Bank and Other Financial Institutions	—	12,717,145	—
Debt Securities	—	21,848,460	—
Subordinated Debt Securities	—	7,490,444	—